Inventories, Net (Details) - Schedule of inventories - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 302,499	$ 300,918	$ 290,922
Work in process	356,611	300,711	81,592
Finished goods	2,182,064	2,482,528	2,424,546
Inventories, gross	2,841,174	3,084,157	2,797,060
Less: allowance for obsolete inventories
Inventories, net	$ 2,841,174	$ 3,084,157	$ 2,797,060